Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices

During fiscal year 2025, no stock options were granted to the NEOs in the period beginning four business days before and ending one business day after the filing or furnishing of any Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information.
The Compensation Committee’s practice is to grant annual equity awards to executive officers at its first meeting in February each year, which is generally scheduled well in advance. The Compensation Committee also retains discretion to grant other equity awards from time to time when and as Compensation Committee may determine to be appropriate.
However, the timing of the grant of a Company equity award may be changed to satisfy the Company’s policy on the timing of equity award grants. The Company’s policy on the timing of equity award grants generally provides that if the Company files its Annual Report on Form 10-K, a Quarterly Report on Form 10-Q, or a Current Report on Form 8-K that contains information that would (but for such public disclosure) be material nonpublic information in respect of the Company with the Securities and Exchange Commission (any such filing by the Company with the Securities and Exchange Commission, a “Disclosure Event”) on, or on the business day immediately preceding, the intended date of grant of an equity award, the date of grant of such award will (unless otherwise provided by the Compensation Committee) be the second full trading day following the Disclosure Event. In addition, the policy generally provides that if, on the date of grant of an equity award, the Compensation Committee believes that the Company will have a Disclosure Event within the following four full business days, the date of grant of the award will (unless otherwise provided by the Compensation Committee) occur on the second full trading day following the Disclosure Event. Any equity awards approved pursuant to any delegated authority to approve equity award grants and other than by the Compensation Committee are generally subject to these same timing provisions. Equity awards granted to members of the Board of Directors are generally made on the date of the Annual Meeting in accordance with our non-employee director compensation program are not subject to these timing provisions.
Material nonpublic information is not taken into account in determining the timing and terms of equity award grants and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	However, the timing of the grant of a Company equity award may be changed to satisfy the Company’s policy on the timing of equity award grants. The Company’s policy on the timing of equity award grants generally provides that if the Company files its Annual Report on Form 10-K, a Quarterly Report on Form 10-Q, or a Current Report on Form 8-K that contains information that would (but for such public disclosure) be material nonpublic information in respect of the Company with the Securities and Exchange Commission (any such filing by the Company with the Securities and Exchange Commission, a “Disclosure Event”) on, or on the business day immediately preceding, the intended date of grant of an equity award, the date of grant of such award will (unless otherwise provided by the Compensation Committee) be the second full trading day following the Disclosure Event. In addition, the policy generally provides that if, on the date of grant of an equity award, the Compensation Committee believes that the Company will have a Disclosure Event within the following four full business days, the date of grant of the award will (unless otherwise provided by the Compensation Committee) occur on the second full trading day following the Disclosure Event.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	aterial nonpublic information is not taken into account in determining the timing and terms of equity award grants and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false